Debt - Mortgage Loans Maturity Schedule (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) extension	Dec. 31, 2016 USD ($) extension	Dec. 31, 2015 USD ($)
Maturities of Long-term Debt [Abstract]
Less deferred financing costs, net	$ (8,689)	$ 0
Secured Debt
Maturities of Long-term Debt [Abstract]
Remainder of 2017	147,634
2017		4,732,676
2018	3,033,403	531,373
2019 and thereafter	1,000,000
Total payments	4,181,037	5,264,049
Less discounts	(3,521)	(55)
Long-term debt, net of unamortized discounts	4,177,516	5,263,994	$ 5,305,911
Less deferred financing costs, net	(18,850)	(9,256)	(41,718)
Long-term debt	$ 4,158,666	$ 5,254,738	$ 5,264,193
IHI 2013-1, IH1 2014-1, IH1 2014-2, IHI 2014-3 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, number of extensions | extension		3
Debt instrument, extended term		1 year
IH1 2014-2, IH2014-3, IH2015-1, IH2015-2, And IH2015-3 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, number of extensions | extension	3
Debt instrument, extended term	1 year